Capital Structure (Details) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended
	Apr. 10, 2026	Jan. 09, 2026	Jun. 30, 2026	Jun. 30, 2025	May 27, 2026	Feb. 13, 2026
Common Stock [Abstract]
Dividends payable			$ 4,334	$ 1,045
Dividends paid			7,078	7,388
Dividends declared			$ 8,668	$ 3,135
Regular Quarterly Dividend for Q1-2026 [Member]
Common Stock [Abstract]
Dividend payable, date declared			May 27, 2026
Dividend payable per share (in dollars per share)					$ 0.2
Dividend payable, date of record			Jun. 29, 2026
Dividend payable, date to be paid			Jul. 10, 2026
Regular Quarterly Dividend for Q1-2026 [Member] | Other Current Liabilities [Member]
Common Stock [Abstract]
Dividends payable			$ 4,334
Regular Quarterly Dividend for Q4-2025 [Member]
Common Stock [Abstract]
Dividend payable, date declared			Feb. 13, 2026
Dividend payable per share (in dollars per share)						$ 0.2
Dividend payable, date of record			Mar. 27, 2026
Dividend payable, date to be paid			Apr. 10, 2026
Dividends paid	$ 4,334
Regular Quarterly Dividend for Q3-2025 [Member]
Common Stock [Abstract]
Dividend payable per share (in dollars per share)		$ 0.13
Dividend payable, date of record			Dec. 29, 2025
Dividend payable, date to be paid			Jan. 09, 2026
Dividends paid		$ 2,744